Loans and ACL (Schedule of Information Regarding Impaired Loans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
With an ALLL recorded:
Related ALLL	$ 192	$ 160
Recorded Investment	1,927	1,553
UPB	2,057	1,698
Average Recorded Investment	1,785	1,594
Interest Income Recognized	82	77
Commercial | Commercial and industrial
With no related ALLL recorded:
Recorded Investment	201	129
UPB	225	164
Average Recorded Investment	217	95
Interest Income Recognized	1	1
With an ALLL recorded:
Recorded Investment	265	191
UPB	269	194
Related ALLL	37	27
Average Recorded Investment	259	223
Interest Income Recognized	5	5
Commercial | CRE-income producing properties
With no related ALLL recorded:
Recorded Investment	25	8
UPB	27	13
Average Recorded Investment	16	17
Interest Income Recognized	0	0
With an ALLL recorded:
Recorded Investment	58	74
UPB	61	77
Related ALLL	5	8
Average Recorded Investment	68	96
Interest Income Recognized	2	3
Commercial | CRE-construction and development
With no related ALLL recorded:
Recorded Investment	10	8
UPB	11	11
Average Recorded Investment	8	10
Interest Income Recognized	0	0
With an ALLL recorded:
Recorded Investment	22	27
UPB	22	27
Related ALLL	4	5
Average Recorded Investment	22	36
Interest Income Recognized	1	1
Commercial | Dealer floor plan
With no related ALLL recorded:
Recorded Investment	0	0
UPB	0	0
Average Recorded Investment	0	2
Interest Income Recognized	0	0
With an ALLL recorded:
Recorded Investment	0	0
UPB	0	0
Related ALLL	0	0
Average Recorded Investment	0	1
Interest Income Recognized	0	0
Commercial | Other lending subsidiaries
With no related ALLL recorded:
Recorded Investment	4	2
UPB	6	3
Average Recorded Investment	6	0
Interest Income Recognized	0	0
With an ALLL recorded:
Recorded Investment	9	4
UPB	9	5
Related ALLL	1	1
Average Recorded Investment	5	6
Interest Income Recognized	0	0
Retail | Direct retail lending
With no related ALLL recorded:
Recorded Investment	13	11
UPB	38	40
Average Recorded Investment	12	12
Interest Income Recognized	1	1
With an ALLL recorded:
Recorded Investment	68	74
UPB	69	75
Related ALLL	10	12
Average Recorded Investment	71	79
Interest Income Recognized	4	4
Retail | Revolving credit
With an ALLL recorded:
Recorded Investment	29	33
UPB	29	33
Related ALLL	11	13
Average Recorded Investment	31	36
Interest Income Recognized	1	1
Retail | Residential mortgage-nonguaranteed
With no related ALLL recorded:
Recorded Investment	94	103
UPB	141	153
Average Recorded Investment	97	99
Interest Income Recognized	4	4
With an ALLL recorded:
Recorded Investment	440	361
UPB	451	368
Related ALLL	50	41
Average Recorded Investment	383	354
Interest Income Recognized	16	15
Retail | Residential mortgage-government guaranteed
With no related ALLL recorded:
Recorded Investment	3	5
UPB	3	5
Average Recorded Investment	3	3
Interest Income Recognized	0	0
With an ALLL recorded:
Recorded Investment	430	312
UPB	431	312
Related ALLL	33	22
Average Recorded Investment	360	323
Interest Income Recognized	14	13
Retail | Sales finance
With no related ALLL recorded:
Recorded Investment	1	1
UPB	2	2
Average Recorded Investment	1	1
Interest Income Recognized	0	0
With an ALLL recorded:
Recorded Investment	15	18
UPB	15	18
Related ALLL	1	1
Average Recorded Investment	16	19
Interest Income Recognized	1	1
Retail | Other lending subsidiaries
With no related ALLL recorded:
Recorded Investment	4	4
UPB	9	8
Average Recorded Investment	4	3
Interest Income Recognized	0	0
With an ALLL recorded:
Recorded Investment	236	188
UPB	239	190
Related ALLL	40	30
Average Recorded Investment	206	179
Interest Income Recognized	$ 32	$ 28